UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            17

Form 13F Information Table Value Total:            51,632
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number               Name
--------------------               ----

(1)  028-10548                     SLS Offshore Fund, Ltd.
(2)  028-13248                     SLS Investors, LP


                                           FORM 13F INFORMATION TABLE
                                               SLS MANAGEMENT, LLC



COLUMN 1                       COLUMN  2        COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6         COLUMN 7      COLUMN 8

                               TITLE                      VALUE    SHRS OR   SH/ PUT/  INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION       MANAGERS  SOLE   SHARED NONE
---------------                --------        -----      -------- --------  --- ----  -----------      --------  -----  ------ ----
AMERICAN AXLE & MFG HLDGS IN   COM             024061103   3,595    285,549  SH        Shared-Defined   (1), (2)  285,549
ASHLAND INC NEW                COM             044209104   2,362     40,900  SH        Shared-Defined   (1), (2)   40,900
CF INDS HLDGS INC              COM             125269100   2,366     17,300  SH        Shared-Defined   (1), (2)   17,300
COEUR D ALENE MINES CORP IDA   COM NEW         192108504   3,273     94,100  SH        Shared-Defined   (1), (2)   94,100
CONSOL ENERGY INC              COM             20854P109   2,317     43,200  SH        Shared-Defined   (1), (2)   43,200
E M C CORP MASS                COM             268648102   6,963    262,160  SH        Shared-Defined   (1), (2)  262,160
ETFS PLATINUM TR               SH BEN INT      26922V101   1,635      9,300  SH        Shared-Defined   (1), (2)    9,300
FORD MTR CO DEL                COM PAR $0.01   345370860   4,252    285,200  SH        Shared-Defined   (1), (2)  285,200
GLOBALSTAR INC                 COM             378973408   1,171    922,321  SH        Shared-Defined   (1), (2)  922,321
KRATOS DEFENSE & SEC SOLUTIO   COM NEW         50077B207   1,138     80,000  SH        Shared-Defined   (1), (2)   80,000
MACYS INC                      COM             55616P104   3,064    126,300  SH        Shared-Defined   (1), (2)  126,300
MARATHON OIL CORP              COM             565849106   3,700     69,400  SH        Shared-Defined   (1), (2)   69,400
MEDCATH CORP                   COM             58404W109   2,178    156,122  SH        Shared-Defined   (1), (2)  156,122
RETAIL OPPORTUNITY INVTS COR   COM             76131N101   1,094     99,983  SH        Shared-Defined   (1), (2)   99,983
SEAGATE TECHNOLOGY PLC         SHS             G7945M107   7,857    545,445  SH        Shared-Defined   (1), (2)  545,445
VISTEON CORP                   COM NEW         92839U206   2,562     41,000  SH        Shared-Defined   (1), (2)   41,000
YAMANA GOLD INC                COM             98462Y100   2,105    171,000  SH        Shared-Defined   (1), (2)  171,000



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